Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leasing equipment, accumulated depreciation and allowances	$ 4,776,458	$ 4,482,185
Accounts Receivable, Allowances	1,317	738
Debt, Unamortized Deferred Financing Costs	$ 48,743	$ 43,924
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Designated Common Stock | Triton International Limited Holdings
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	270,000,000
Common stock, shares issued (in shares)	101,158,891
Common stock, shares outstanding (in shares)	101,158,891	101,158,891
Undesignated Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	20,800,000	800,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0